VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

January 31, 2023 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.2%
Alabama: 0.2%
Tuscaloosa City Board of Education, Alabama School Tax (RB) 4.00%, 08/01/26 (c)	$210		$210,766
UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/26 (c)	220		229,596
UAB Medicine Finance Authority, Series B2 (RB) 4.00%, 03/01/27 (c)	280		281,082
			721,444
Arizona: 1.1%
City of Phoenix Civic Improvement Corp., Series A (RB) 5.00%, 07/01/29 (c)	1,000		1,073,401
City of Phoenix Civic Improvement Corp., Series D (RB) 4.00%, 07/01/27 (c)	215		215,539
City of Phoenix Civic Improvement Corp., Subordinated Excise Tax, Series A (RB) 4.00%, 07/01/30 (c)	325		326,884
City of Phoenix Civic Improvement Corp., Water System, Series A (RB) 5.00%, 07/01/30 (c)	750		837,392
Pima County, Industrial Development Authority, Tucson Medical Center, Series A (RB) 4.00%, 04/01/31 (c)	750		709,965
			3,163,181
Arkansas: 0.0%
City of Rogers, Sales and Use Tax, Series B (RB) 3.25%, 11/01/26 (c)	25		24,961
California: 17.4%
Abag Finance Authority for Nonprofit Corp., Sharp Healthcare, Series A (RB) 5.00%, 08/01/23 (c)	500		503,361
Airport Commission of the City and County of San Francisco, International Airport, Series E (RB) 5.00%, 05/01/28 (c)	995		1,059,153
Airport Commission of the City and County of San Francisco, International Airport, Series F (RB) 5.00%, 05/01/29 (c)	1,000		1,076,015
	Par (000’s	)	Value
California (continued)
Anaheim Housing & Public Improvements Authority (RB) (NATL) 5.00%, 10/01/25 (c)	$500		$521,760
California County Tobacco Securitization Agency, Series A (RB) 4.00%, 06/01/30 (c)	1,350		1,246,407
California Health Facilities Financing Authority, Children’s Hospital, Series A (RB) 5.00%, 08/15/27 (c)	1,000		1,027,477
California Health Facilities Financing Authority, City of Hope (RB) 5.00%, 11/15/26 (c)	750		767,767
California Health Facilities Financing Authority, Commonspririt Health, Series A (RB) 4.00%, 04/01/30 (c)	1,000		958,910
California Health Facilities Financing Authority, Pin Health, Series A (RB) 4.00%, 06/01/30 (c)	750		745,257
California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB) 3.00%, 10/01/26 (c)	680		565,158
California Health Facilities Financing Authority, Series A (RB)
4.00%, 11/15/27 (c)	230		230,626
4.00%, 03/01/23 (c)	1,000		951,679
California Health Facilities Financing Authority, Series B (RB) 4.00%, 11/15/26 (c)	1,000		997,659
California Infrastructure & Economic Development Bank (RB) 5.00%, 05/15/28 (c)	500		536,483
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 4.00%, 07/01/27 (c)	160		144,998
California Municipal Finance Authority, Orange County Civic Center Infrastructure Improvement Program, Series A (RB) 4.00%, 06/01/27 (c)	200		200,540
California State Educational Facilities Authority, Stanford University, Series V-1 (RB) (BAM) 5.00%, 05/01/49	250		309,918

1

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
California State Public Works Board, Air Resources Board, Series D (RB) 4.00%, 05/01/32 (c)	$500		$497,689
California State Public Works Board, New Natural Resources Headquarters, Series C (RB) 5.00%, 11/01/31 (c)	1,000		1,122,682
California Statewide Communities Development Authority, Adventist Health System, Series A (RB) 5.00%, 03/01/28 (c)	330		339,249
California Statewide Communities Development Authority, Marin General Hospital, Series A (RB) 4.00%, 08/01/23 (c)	200		182,703
Chaffey Joint Union High School District, Series C (GO) 5.25%, 02/01/27 (c)	500		533,800
Chino Valley Unified School District (GO) (SBG) 5.00%, 08/01/30 (c)	620		681,748
City of Los Angeles Department of Airports (RB) 4.00%, 05/15/30 (c)	750		753,833
City of San Jose, California International Airport, Series B (RB) 5.00%, 03/01/27 (c)	500		527,221
El Dorado Irrigation District, Series A (CP) (AGM)
4.00%, 03/01/30 (c)	690		694,992
4.00%, 03/01/30 (c)	630		638,355
Fremont Union High School District (GO) 4.00%, 08/01/27 (c)	500		503,104
Glendale Community College District, Series A (GO) 4.00%, 08/01/27 (c)	130		130,490
Glendale Community College District, Series B (GO) 3.00%, 08/01/29 (c)	325		264,617
Hayward Area Recreation and Park District, Series A (GO) 4.00%, 08/01/27 (c)	185		186,148
Hayward Unified School District (GO) (BAM) 4.00%, 08/01/28 (c)	1,000		1,010,479
Los Angeles County Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 07/01/28 (c)	440		482,044
Los Angeles Department of Water and Power, Series A (RB) 5.00%, 01/01/27 (c)	500		534,363
	Par (000’s	)	Value
California (continued)
5.00%, 01/01/28 (c)	$250		$271,923
5.00%, 01/01/29 (c)	775		847,906
5.00%, 07/01/30 (c)	800		903,502
Los Angeles Department of Water and Power, Series B (RB) 5.00%, 01/01/31 (c)	1,000		1,112,525
Los Angeles Department of Water and Power, Series C (RB)
5.00%, 07/01/27 (c)	275		296,932
5.00%, 07/01/31 (c)	500		557,196
Los Angeles Department of Water and Power, Series D (RB)
5.00%, 07/01/32 (c)	750		845,883
5.00%, 07/01/32 (c)	500		568,031
Miracosta Community College District, Series A (GO) 4.00%, 08/01/27 (c)	530		537,538
Mountain House Public Financing Authority, California Utility System, Series B (RB) (BAM) 4.00%, 12/01/30 (c)	500		509,464
Perris Union High School District, Series A (GO) (AGM) 4.00%, 09/01/29 (c)	900		901,200
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB) 5.00%, 11/01/30 (c)	325		360,650
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB) 3.00%, 11/01/30 (c)	500		395,163
Riverside County, Perris Union High School District, Series A (GO) (AGM) 4.00%, 09/01/29 (c)	570		575,870
Sacramento City Unified School District, Series G (GO) (AGM) 4.00%, 08/01/30 (c)	500		500,903
Sacramento County, Sanitation Districts, Finance Authority, Series A (RB) 5.00%, 12/01/30 (c)	450		504,122
Sacramento Municipal Utility District, Series H (RB) 4.00%, 08/15/30 (c)	250		255,622
San Diego Association of Governments South Bay Expressway Toll, Series A (RB) 5.00%, 07/01/27 (c)	610		653,441

2

	Par (000’s	)	Value
California (continued)
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/29 (c)	$750		$804,297
San Diego Unified School District, Series I (GO)
3.12%, 07/01/27 (c)	240		211,981
4.00%, 07/01/27 (c)	595		596,598
San Francisco Bay Area Rapid Transit District, Series B-1 (GO) 3.00%, 08/01/29 (c)	600		491,449
San Francisco Bay Area Rapid Transit District, Series C-1 (GO) 4.00%, 08/01/29 (c)	610		617,008
San Francisco City and County, International Airport, Series B (RB) 5.00%, 05/01/27 (c)	700		737,790
San Francisco City and County, Public Utilities Commission Wastewater, Series A (RB) 4.00%, 10/01/31 (c)	885		888,327
San Francisco Municipal Transportation Agency (RB) 4.00%, 03/01/27 (c)	150		148,754
San Jose Evergreen Community College District, Series B (GO) 3.00%, 09/01/28 (c)	825		724,302
San Jose Financing Authority Wastewater, Series B (RB) 5.00%, 11/01/32 (c)	1,500		1,712,178
San Mateo Foster City Public Financing Authority, Clean Water Program (RB) (SAW) 4.00%, 08/01/29 (c)	500		502,231
Santa Clara Unified School District (GO) 4.00%, 07/01/26 (c)	310		311,486
Santa Monica Community College District, Series A (GO) 5.00%, 08/01/28 (c)	250		274,322
Saugus Union School District School Facilities Improvement District No.1, Series C (GO) 2.38%, 08/01/30 (c)	1,000		735,839
State of California, Various Purpose (GO)
3.00%, 10/01/29 (c)	500		418,920
3.00%, 12/01/30 (c)	400		352,644
3.62%, 04/01/26 (c)	645		625,163
5.00%, 10/01/27 (c)	660		715,406
5.00%, 10/01/28 (c)	935		1,019,088
5.00%, 11/01/27 (c)	515		555,127
5.00%, 04/01/29 (c)	1,000		1,095,637
5.00%, 09/01/31 (c)	630		725,327
	Par (000’s	)	Value
California (continued)
State of California, Various Purpose (GO) (SAW) 5.00%, 12/01/30 (c)	$875		$984,045
Trustees of the California State University, Series A (RB) 5.00%, 05/01/27 (c)	335		358,122
University of California, Series BE (RB) 4.00%, 05/15/30 (c)	1,000		1,035,272
University of California, Series O (RB) 5.00%, 05/15/28 (c)	1,000		1,071,799
West Valley-Mission Community College District, Series A (GO) 4.00%, 08/01/29 (c)	250		253,571
			49,491,239
Colorado: 2.2%
Board of Governors of Colorado State University System, Series C (RB) 4.00%, 03/01/28 (c)	550		544,570
Boulder Valley School District No. Re-2 Boulder (GO) (SAW) 5.00%, 06/01/25 (c)	500		521,927
City and County of Denver, Board of Water Commissioners, Series B (RB) 4.00%, 09/15/27 (c)	230		232,857
City and County of Denver, Series A (CP) 4.00%, 06/01/26 (c)	285		283,100
Colorado Educational and Cultural Facilities Authority, University of Denver Project, Series A (RB) 5.00%, 03/01/27 (c)	155		165,059
Colorado Health Facilities Authority Hospital, Series A (RB) (SBG) 4.00%, 11/15/29 (c)	685		671,357
Colorado Health Facilities Authority, Adventist Health System Series A (RB) 4.00%, 05/15/28 (c)	320		307,139
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB) 3.25%, 08/01/29 (c)	500		379,936
Colorado Health Facilities Authority, Intermountain Healthcare, Series A (RB) (SAW) 5.00%, 05/15/32 (c)	690		755,601
Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/29 (c)	500		520,270

3

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Colorado (continued)
Colorado High Performance Transportation Enterprise, C-470 Express Lanes (RB)
5.00%, 12/31/24 (c)	$250		$246,770
5.00%, 12/31/24 (c)	250		247,724
Regional Transportation District, Fastracks Project, Series B (RB) 2.00%, 05/01/31 (c)	850		597,587
Weld County School District No. 6 (GO) (SAW) 4.00%, 06/01/31 (c)	800		809,708
			6,283,605
Connecticut: 0.4%
Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	5		4,995
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Issue, Series K (RB) 4.00%, 07/01/30 (c)	300		293,519
Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 5.00%, 06/01/26 (c)	750		771,979
			1,070,493
Delaware: 0.2%
County of New Castle (GO) 4.00%, 04/01/27 (c)	150		152,784
Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 4.00%, 07/01/27 (c)	115		113,675
Delaware State Health Facilities Authority, Christiana Care Health System, Series A (RB) 4.00%, 10/01/29 (c)	280		278,024
			544,483
District of Columbia: 1.6%
District of Columbia, Income Tax, Series A (RB) 5.00%, 09/01/29 (c)	750		822,509
District of Columbia, Income Tax, Series C (RB) 4.00%, 05/01/30 (c)	805		811,583
District of Columbia, Series A (GO)
4.00%, 04/15/29 (c)	100		103,336
4.00%, 04/15/29 (c)	500		505,175
District of Columbia, Series A (RB)
2.62%, 03/01/30 (c)	575		435,637
3.00%, 03/01/30 (c)	275		241,935
	Par (000’s	)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Dulles Toll Road, Dulles Metrorail and Capital Improvements Projects, Series A (RB) (AGM) 4.00%, 10/01/31 (c)	$1,000		$974,450
Washington Metropolitan Area Transit Authority, Series A (RB) 3.00%, 07/15/31 (c)	750		644,258
			4,538,883
Florida: 4.8%
Central Florida Expressway Authority (RB) (BAM) 4.00%, 07/01/27 (c)	345		345,532
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation (RB)
4.00%, 11/01/29 (c)	1,000		958,262
5.00%, 11/01/29 (c)	1,000		1,030,619
City of Jacksonville, Series A (RB) 5.25%, 10/01/27 (c)	250		271,398
City of Lakeland, Lakeland Regional Health Systems (RB) 5.00%, 11/15/24 (c)	1,000		1,016,171
City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA) 3.25%, 07/01/26 (c)	200		174,390
City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA) (BAM) 3.00%, 07/01/26 (c)	180		157,954
City of South Miami, Health Facilities Authority, Inc., Baptist Health (RB)
5.00%, 08/15/27 (c)	255		263,936
5.00%, 08/15/27 (c)	275		283,013
City of Tampa, Florida Water & Wastewater System, Series A (RB) (BAM-TCRS) 5.00%, 10/01/32 (c)	500		570,448
County of Broward, Florida Port Facilities, Series A (RB) 5.00%, 09/01/29 (c)	500		523,850
County of Broward, Florida Tourist Development, Convention Center Expansion Project (RB)
4.00%, 09/01/31 (c)	1,000		973,029
4.00%, 09/01/31 (c)	510		489,089
County of Broward, School District (GO) 5.00%, 07/01/31 (c)	665		735,951

4

	Par (000’s	)	Value
Florida (continued)
County of Miami-Dade, Florida Transit System, Sales Surtax, Series A (RB) 4.00%, 07/01/30 (c)	$500		$501,638
County of Miami-Dade, Health Facilities Authority Hospital, Nicklaus Children’s Hospital Project, Series A (RB) 4.00%, 08/01/31 (c)	500		484,823
County of Miami-Dade, Water and Sewer System, Series A (RB) 4.00%, 10/01/27 (c)	210		207,769
County of Miami-Dade, Water and Sewer System, Series B (RB) 3.00%, 10/01/29 (c)	310		244,959
County of Palm Beach, Health Facilities Authority, Lifespace Communities, Inc., Series B (RB) 4.00%, 11/15/26 (c)	330		228,581
County of Sarasota, Florida Utility System, Series A (RB) 5.00%, 10/01/30 (c)	500		547,612
Florida Housing Finance Corp., Homeowner Mortgage, Series 1 (RB) 3.20%, 07/01/28 (c)	40		38,497
Fort Pierce Utilities Authority, Series A (RB) (AGM) 4.00%, 10/01/32 (c)	1,000		986,216
Greater Orlando Aviation Authority, Airport Facilities, Series B (RB) 5.00%, 10/01/26 (c)	125		131,591
Halifax Hospital Medical Center (RB) 4.00%, 06/01/26 (c)	525		517,267
Hillsborough County, Florida Capital Improvement Non-Ad Valorem (RB) 2.25%, 02/01/31 (c)	500		327,808
South Broward Hospital District, Series A (RB) 3.00%, 05/01/31 (c)	750		613,180
State of Florida Department of Transportation Turnpike System Revenue (RB) 5.00%, 07/01/32 (c)	1,000		1,118,441
			13,742,024
Georgia: 1.8%
Brookhaven Development Authority, Children’s Healthcare of Atlanta, Inc., Series A (RB) 4.00%, 07/01/29 (c)	660		663,314
	Par (000’s	)	Value
Georgia (continued)
Burke County Development Authority, Series D (RB) 4.12%, 02/01/28 (c)	$260		$243,769
County of Fulton, Georgia Water and Sewerage, Series A (RB) 2.25%, 01/01/30 (c)	500		358,927
Dahlonega Downtown Development Authority, North Georgia Mac, LLC Projecty (RB) 3.12%, 07/01/23 (c)	90		75,757
Dalton-Whitfield County Joint Development Authority, Hamilton Health Care System (RB) (AGC) 4.00%, 02/15/28 (c)	185		185,685
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB) 4.00%, 02/15/30 (c)	630		607,710
Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
3.35%, 12/01/25 (c)	215		195,099
3.35%, 12/01/25 (c)	230		212,142
Georgia State Road & Tollway Authority, Managed Lane System, Series A (RB) 3.00%, 07/15/31 (c)	500		405,230
Gwinnett County School District (GO) (SAW)
5.00%, 02/01/29 (c)	335		372,558
Metropolitan Atlanta Rapid Transit Authority Sales Tax, Series A (RB) 3.00%, 07/01/30 (c)	1,000		826,283
Private Colleges & Universities Authority, Emory University, Series B (RB) 4.00%, 09/01/30 (c)	855		873,710
			5,020,184
Hawaii: 0.3%
City and County of Honolulu, Series C (GO)
4.00%, 08/01/29 (c)	750		759,275
5.00%, 08/01/29 (c)	200		220,917
			980,192
Idaho: 0.2%
Idaho Health Facilities Authority, St. Luke’s Health System Project, Series A (RB) 5.00%, 03/01/24 (c)	500		504,638
Illinois: 3.9%
Chicago O’Hare International Airport, Series B (RB) (AGM) 4.00%, 01/01/29 (c)	890		882,401

5

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Illinois (continued)
Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/27 (c)	$150		$157,948
Chicago O’Hare International Airport, Series D (RB)
5.00%, 01/01/27 (c)	150		155,648
5.00%, 01/01/27 (c)	265		274,835
Chicago O’Hare International Airport, Series F (RB) 5.00%, 01/01/27 (c)	250		259,414
Chicago Transit Authority Sales Tax Receipts Fund (RB) 5.25%, 12/01/24 (c)	750		764,179
City of Chicago, Series A (GO) 5.50%, 01/01/30 (c)	750		795,442
County of Cook, Illinois Sales Tax (RB) 4.00%, 11/15/27 (c)	160		159,179
Illinois Finance Authority, NorthShore University HealthSystem, Series A (RB) 4.00%, 08/15/30 (c)	500		500,397
Illinois Finance Authority, Presence Network, Series C (RB) 4.00%, 02/15/27 (c)	500		500,779
Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB) 5.00%, 08/15/25 (c)	1,000		1,004,460
Illinois Housing Development Authority, Series G (RB) 4.85%, 04/01/32 (c)	500		523,546
Illinois State Toll Highway Authority, Series A (RB) 5.00%, 01/01/31 (c)	1,000		1,089,256
Metropolitan Water Reclamation District of Greater Chicago, Series A (GO) 4.00%, 12/01/31 (c)	500		486,655
State of Illinois (GO) (AGC) 5.75%, 05/01/30 (c)	750		805,751
State of Illinois, Series A (GO)
4.00%, 03/01/31 (c)	500		478,466
5.00%, 03/01/31 (c)	1,250		1,285,929
5.00%, 05/01/28 (c)	630		648,688
5.00%, 05/01/28 (c)	250		258,245
			11,031,218
Indiana: 0.7%
Indiana Finance Authority, CWA Authority Project (RB) 5.00%, 10/01/31 (c)	300		337,004
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A (RB) 5.00%, 02/01/29 (c)	500		534,861
	Par (000’s	)	Value
Indiana (continued)
5.00%, 02/01/29 (c)	$1,000		$1,063,302
			1,935,167
Iowa: 0.6%
Iowa Finance Authority, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Series A (RB) 5.00%, 12/01/42 (c) (p)	500		511,273
Iowa Finance Authority, Series A (RB) 5.00%, 08/01/30 (c)	530		582,275
Iowa Higher Education Loan Authority, Grinnell College Project (RB) 5.00%, 12/01/26 (c)	300		320,119
Iowa Higher Education Loan Authority, Grinnell College Project, Series A (RB) 5.00%, 12/01/26 (c)	250		268,167
			1,681,834
Kentucky: 0.8%
Kentucky Bond Development Corp., Lexington Center Corp. Project (RB) 4.00%, 09/01/28 (c)	1,225		1,216,472
Kentucky Economic Development Finance Authority, Louisville Arena Project, Series A (RB) (AGM) 4.00%, 12/01/27 (c)	750		744,889
Louisville and Jefferson County, Metropolitan Sewer District, Series A (RB) 3.25%, 11/15/26 (c)	235		202,666
			2,164,027
Louisiana: 0.8%
City of New Orleans, Louisiana Public Improvement, Series A (GO)
5.00%, 12/01/30 (c)	450		481,926
5.00%, 12/01/30 (c)	320		339,583
City of Shreveport, Louisiana Water and Sewer, Series B (RB) (AGM) 4.00%, 12/01/28 (c)	700		663,787
Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB) 4.00%, 10/01/27 (c)	230		231,084
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB) 4.00%, 05/15/27 (c)	230		229,861

6

	Par (000’s	)	Value
Louisiana (continued)
New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/27 (c)	$240		$250,926
			2,197,167
Maryland: 1.1%
City of Baltimore, Water Projects, Series A (RB) (SAW) 4.00%, 07/01/29 (c)	225		223,063
County of Baltimore, Metropolitan District (GO) 4.00%, 03/01/28 (c)	250		253,970
Maryland Community Development Administration, Series A (RB) (AGM) 1.95%, 03/01/30 (c)	310		210,939
Maryland Health and Higher Educational Facilities Authority, Adventist Healthcare, Series B (RB) 4.00%, 01/01/32 (c)	500		440,664
Maryland Health and Higher Educational Facilities Authority, Greater Baltimore Medical Center, Series A (RB) 3.00%, 07/01/31 (c)	500		394,222
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue, Series A (RB) 4.00%, 05/15/27 (c)	260		253,435
Maryland Health and Higher Educational Facilities Authority, Univeristy of Maryland Medical System Issue, Series D (RB) 4.00%, 01/01/28 (c)	150		147,224
Maryland Transportation Authority, Transportation Facilities Projects, Series A (RB) 5.00%, 07/01/31 (c)	1,000		1,105,919
			3,029,436
Massachusetts: 3.9%
Commonwealth of Massachusetts Transportation, Series A (RB)
3.00%, 06/01/30 (c)	800		643,829
5.00%, 06/01/31 (c)	500		564,784
Commonwealth of Massachusetts Transportation, Series B (RB) 5.00%, 06/01/30 (c)	560		623,693
Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/28 (c)	315		339,083
	Par (000’s	)	Value
Massachusetts (continued)
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/28 (c)	$200		$215,111
5.00%, 01/01/28 (c)	1,000		1,073,747
5.00%, 04/01/27 (c)	275		293,874
Commonwealth of Massachusetts, Series B (GO) 2.12%, 04/01/31 (c)	1,300		794,653
Commonwealth of Massachusetts, Series C (GO) 3.00%, 03/01/30 (c)	360		294,437
Commonwealth of Massachusetts, Series D (GO) 5.00%, 07/01/30 (c)	750		830,171
Commonwealth of Massachusetts, Series E (GO) 5.00%, 11/01/30 (c)	605		672,207
Massachusetts Bay Transportation Authority, Sales Tax, Series A (RB)
4.00%, 07/01/31 (c)	800		790,157
5.00%, 07/01/27 (c)	100		106,418
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series J (RB) 5.00%, 07/01/28 (c)	500		509,245
Massachusetts Development Finance Agency, Northeastern Institute, Series A (RB) 5.00%, 03/01/24 (c)	1,900		1,935,534
Massachusetts Development Finance Agency, The Broad Institute Issue (RB) 4.00%, 10/01/27 (c)	250		253,668
Massachusetts Port Authority, Series B (RB) (SBG) 5.00%, 07/01/29 (c)	305		334,554
Massachusetts School Building Authority, Sales Tax, Series A (RB) 5.00%, 08/15/30 (c)	750		826,131
			11,101,296
Michigan: 1.6%
Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	390		405,748
Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	570		593,944
Michigan Finance Authority (RB) 5.00%, 05/15/25 (c)	500		510,475
Michigan Finance Authority, Henry Ford Health System, Series A (RB) 4.00%, 11/15/26 (c)	225		217,657

7

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Michigan (continued)
4.00%, 11/02/29 (c)	$250		$238,355
5.00%, 11/02/29 (c)	135		139,933
Michigan Finance Authority, Trinity Health Credit Group, Series A (RB) 5.00%, 12/01/27 (c)	500		519,863
Michigan State Building Authority (RB) 5.00%, 10/15/25 (c)	500		516,830
Michigan State Housing Development Authority, Series A (RB) 4.30%, 10/01/24 (c)	725		727,543
Michigan State Housing Development Authority, Series A-1 (RB) 3.35%, 10/01/28 (c)	500		404,305
Wayne County Airport Authority, Series A (RB) 5.00%, 12/01/27 (c)	190		202,956
			4,477,609
Minnesota: 0.9%
Minnesota Housing Finance Agency Residential Housing, Series B (RB) 2.50%, 07/01/30 (c)	530		391,829
Minnesota Housing Finance Agency Residential Housing, Series I (RB)
2.15%, 01/01/30 (c)	890		643,114
3.00%, 01/01/30 (c)	445		438,781
Minnesota Housing Finance Agency Residential Housing, Series M (RB) 5.15%, 01/01/32 (c)	500		533,129
St. Louis Park Independent School District No. 283, Series A (GO) (SD CRED PROG) 4.25%, 02/01/31 (c)	500		524,769
			2,531,622
Missouri: 0.1%
Health and Educational Facilities Authority, Saint Louis University, Series A (RB) 5.00%, 04/01/29 (c)	100		108,719
Missouri State Housing Development Commission Single Family Mortgage, First Place Homeownership Loan, Series C (RB) 3.05%, 05/01/29 (c)	190		178,819
			287,538
Nebraska: 0.9%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB) 5.00%, 09/01/42	500		526,000
	Par (000’s	)	Value
Nebraska (continued)
City of Omaha and County of Douglas, Public Building, Series B (GO) 4.00%, 05/01/29 (c)	$550		$555,487
Omaha Public Power District, Nebraska Electric System, Series A (RB) 4.00%, 08/01/30 (c)	750		725,749
University of Nebraska Facilities Corp., Series A (RB) 4.00%, 07/15/31 (c)	750		731,792
			2,539,028
Nevada: 0.8%
City of Carson, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	390		402,305
City of Henderson, Utility System, Series A-1 (GO) 4.00%, 06/01/30 (c)	675		673,187
County of Clark , Limited Tax, Series A (GO) 5.00%, 06/01/28 (c)	485		516,724
County of Washoe, Nevada Highway, Fuel Tax (RB) 5.00%, 02/01/29 (c)	250		272,468
County of Washoe, School District, Series C (GO) (AGM) 3.12%, 10/01/27 (c)	100		94,307
Las Vegas Convention and Visitors Authority, Series B (RB) (NATL) 5.00%, 07/01/28 (c)	275		289,853
			2,248,844
New Hampshire: 0.2%
National Finance Authority Hospital, St. Lukes University Health Network Project, Series B (RB) (AGM) 3.00%, 08/15/31 (c)	500		401,023
New Hampshire Municipal Bond Bank, Series B (RB) 4.00%, 08/15/27 (c)	265		268,645
			669,668
New Jersey: 3.5%
Hudson County Improvement Authority, Courthouse Project (RB) 4.00%, 10/01/30 (c)	1,000		991,980
New Jersey Educational Facilities Authority, New Jersey Princeton University, Series C (RB) 2.00%, 03/01/31 (c)	500		354,347
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System (RB) 2.50%, 07/01/31 (c)	490		335,928

8

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Inspira Health, Series A (RB) 4.00%, 07/01/26 (c)	$500		$502,245
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Series A (RB)
4.00%, 07/01/31 (c)	555		563,015
5.00%, 07/01/26 (c)	55		57,051
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.25%, 06/15/24 (c)	640		640,392
4.50%, 12/15/28 (c)	910		917,279
5.00%, 12/15/30 (c)	250		262,962
5.00%, 12/15/30 (c)	250		267,128
5.00%, 06/15/25 (c)	1,000		1,018,521
New Jersey Transportation Trust Fund Authority, Series BB (RB) 3.50%, 12/15/28 (c)	365		313,156
New Jersey Turnpike Authority, Series A (RB) 4.00%, 01/01/29 (c)	1,280		1,271,112
New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/28 (c)	100		106,590
New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	955		982,540
New Jersey Turnpike Authority, Series G (RB) 4.00%, 01/01/28 (c)	210		211,035
South Jersey Transportation Authority, Transportation System, Series A (RB) 5.00%, 11/01/30 (c)	500		524,880
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/28 (c)	205		211,660
Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/28 (c)	500		505,083
			10,036,904
New Mexico: 0.2%
New Mexico Hospital Equipment, Presbyterian Healthcare Services, Series A (RB) 4.00%, 08/01/29 (c)	250		243,829
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, Series C (RB) 3.60%, 07/01/28 (c)	175		168,148
	Par (000’s	)	Value
New Mexico (continued)
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, Series F (RB) 3.05%, 01/01/29 (c)	$290		$257,135
			669,112
New York: 20.5%
Battery Park City Authority, Series A (RB) 4.00%, 11/01/29 (c)	1,000		1,013,529
City of New York, Series A-1 (GO) 4.00%, 08/01/31 (c)	1,000		978,934
City of New York, Series C (GO) 5.00%, 08/01/30 (c)	500		549,307
City of New York, Series D-1 (GO) 4.00%, 12/01/28 (c)	470		469,105
City of New York, Subseries B-1 (GO)
3.00%, 10/01/29 (c)	110		93,230
5.00%, 10/01/29 (c)	250		272,983
City of New York, Subseries D-1 (GO) (BAM) 5.00%, 03/01/30 (c)	1,000		1,093,750
County of Broome, Local Development Corp. (RB) (AGM) 4.00%, 04/01/30 (c)	925		925,141
County of Monroe, Industrial Development Corp., University of Rochester Project, Series A (RB) 4.00%, 07/01/30 (c)	900		882,702
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	255		258,192
Hudson Yards Infrastructure Corp., Series A (RB) 5.00%, 02/15/27 (c)	645		689,781
Long Island Power Authority, Electric System (RB) 5.00%, 09/01/27 (c)	300		315,176
Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 11/15/28 (c)	715		759,151
Metropolitan Transportation Authority, Series A-1 (RB)
4.00%, 05/15/27 (c)	400		370,513
5.00%, 05/15/25 (c)	590		593,319
Metropolitan Transportation Authority, Series B-1 (RB)
5.00%, 11/15/26 (c)	500		523,317
5.00%, 11/15/27 (c)	350		374,709
Metropolitan Transportation Authority, Series C (RB) (AGM) 4.00%, 11/15/29 (c)	1,000		988,081

9

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
Metropolitan Transportation Authority, Series C-1 (RB) 4.75%, 05/15/30 (c)	$1,000		$999,993
Metropolitan Transportation Authority, Series D (RB)
4.00%, 05/15/28 (c)	250		227,041
4.00%, 05/15/28 (c)	1,245		1,157,766
Metropolitan Transportation Authority, Series E (RB) 5.00%, 11/15/23 (c)	600		600,973
Monroe County Industrial Development Corp. Rochester Regional Health Project, Series A (RB) 4.00%, 12/01/30 (c)	650		605,556
MTA Hudson Rail Yards Trust, Series A (RB) 5.00%, 11/15/23 (c)	1,000		991,967
New York City Environmental Facilities, Clean Water and Drinking Water, Series B (RB) 4.00%, 06/15/29 (c)	500		502,968
New York City Housing Development Corp., Multi- Family Housing, Series C-1 (RB) 2.25%, 05/01/29 (c)	800		569,765
New York City Housing Development Corp., Multi- Family Housing, Series I-1 (RB) 2.35%, 02/01/29 (c)	525		400,622
New York City Housing Development Corp., Multi- Family Housing, Series J (RB) 3.05%, 09/01/27 (c)	560		436,373
New York City Housing Development Corp., Sustainable Neighborhood Bonds, Series G-1 (RB) 3.75%, 11/01/25 (c)	250		213,885
New York City Municipal Water Finance Authority, Water and Sewer System, Series BB (RB)
5.00%, 12/15/31 (c)	955		1,065,674
5.00%, 06/15/23 (c)	1,000		1,006,395
New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB)
3.75%, 06/15/23 (c)	710		672,333
4.00%, 06/15/24 (c)	500		498,605
New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB) (FHA 542(C)) 5.00%, 06/15/31 (c)	500		549,292
	Par (000’s	)	Value
New York (continued)
New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 12/15/27 (c)	$750		$810,509
New York City Transitional Finance Authority Building Aid, Series S-1 (RB) (SAW)
3.00%, 07/15/29 (c)	350		281,342
5.00%, 07/15/28 (c)	500		538,382
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB) 5.00%, 08/01/28 (c)	260		281,455
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB) 4.00%, 08/01/27 (c)	400		400,258
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
4.00%, 11/01/30 (c)	500		502,710
4.00%, 11/01/30 (c)	775		782,851
4.00%, 05/01/29 (c)	1,120		1,120,917
5.00%, 02/01/32 (c)	565		631,769
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 4.00%, 11/01/30 (c)	500		490,268
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB) 2.25%, 02/01/31 (c)	650		426,182
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB)
4.00%, 02/01/32 (c)	1,000		974,763
5.00%, 05/01/27 (c)	420		447,827
New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	200		221,427
New York City Water and Sewer System, Series AA-1 (RB) 3.00%, 12/15/30 (c)	350		281,638
New York City Water and Sewer System, Series AA-2 (RB) 3.00%, 12/15/30 (c)	660		583,398
New York City Water and Sewer System, Series BB (RB) 4.00%, 12/15/30 (c)	640		631,773
New York City Water and Sewer System, Series EE (RB) (AGC) 5.00%, 06/15/29 (c)	800		880,087

10

	Par (000’s	)	Value
New York (continued)
New York City Water and Sewer System, Series FF (RB) 5.00%, 06/15/28 (c)	$250		$272,586
New York Convention Center Development Corp., Series A (RB)
0.00%, 11/15/47 ^	230		71,568
0.00%, 11/15/54 ^	170		36,839
New York Liberty Development Corp., 1 World Trade Center Project (RB) 4.00%, 02/15/30 (c)	620		604,547
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 03/15/29 (c)	285		309,278
New York State Dormitory Authority, New School, Series A (RB)
4.00%, 01/01/27 (c)	475		453,046
5.00%, 01/01/27 (c)	420		432,173
New York State Dormitory Authority, New York Columbia University, Series A (RB) 5.00%, 10/01/47	250		297,919
New York State Dormitory Authority, New York Columbia University, Series A (RB) (FHA) 5.00%, 10/01/48	700		833,297
New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/28 (c)	400		438,502
New York State Dormitory Authority, Personal Income Tax, Series A (RB)
3.00%, 09/15/30 (c)	500		425,202
3.50%, 03/15/32 (c)	1,000		871,810
5.00%, 03/15/31 (c)	500		545,090
New York State Dormitory Authority, Personal Income Tax, Series B (RB)
5.00%, 02/15/25 (c)	730		752,043
5.00%, 08/15/27 (c)	800		860,804
New York State Dormitory Authority, Rochester Institute of Technology, Series A (RB) 5.00%, 07/01/29 (c)	250		269,979
New York State Dormitory Authority, St. John’s University, Series A (RB) 4.00%, 07/01/31 (c)	550		544,961
New York State Dormitory Authority, State Sales Tax, Series A (RB) 4.00%, 03/15/27 (c)	800		788,280
	Par (000’s	)	Value
New York (continued)
4.00%, 03/15/27 (c)	$250		$247,139
5.00%, 03/15/27 (c)	150		158,909
New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 09/15/28 (c)	1,165		1,255,994
New York State Environmental Facilities Corp., Clean Water & Drinking Water, Series A (RB) 5.00%, 06/15/32 (c)	1,000		1,121,169
New York State Housing Finance Agency, Series M (RB) 3.75%, 11/01/26 (c)	195		175,018
New York State Mortgage Agency Homeowner Mortgage (RB) 3.50%, 04/01/26 (c)	190		167,104
New York State Mortgage Agency Homeowner Mortgage (RB) (SBG) 2.55%, 10/01/29 (c)	330		221,454
New York State Power Authority, Series A (RB) 4.00%, 05/15/30 (c)	500		495,157
New York State Thruway Authority, Personal Income Tax, Series A-1 (RB) 4.00%, 03/15/31 (c)	525		531,276
New York State Thruway Authority, Personal Income Tax, Series C (RB) 4.12%, 09/15/32 (c)	750		740,626
New York State Thruway Authority, Series A (RB) 5.00%, 01/01/26 (c)	1,000		1,044,786
New York State Thruway Authority, Series B (RB) (AGM) 4.00%, 01/01/30 (c)	500		508,576
New York State Urban Development Corp., Personal Income Tax, Series A (RB)
4.00%, 09/15/30 (c)	500		505,000
5.00%, 09/15/28 (c)	500		541,295
New York State Urban Development Corp., Personal Income Tax, Series C (RB) 3.00%, 09/15/30 (c)	550		440,543
New York State Urban Development Corp., State Sales Tax, Series A (RB) 3.00%, 09/15/31 (c)	1,000		802,278
New York State, Dormitory Authority, Personal Income Tax, Series D (RB) 5.00%, 02/15/30 (c)	820		886,131

11

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
New York State, Dormitory Authority, State Sales Tax, Series A (RB) 5.00%, 03/15/27 (c)	$380		$405,632
New York Transportation Development Corp., Terminal 4 John Kennedy International Airport Project, Series C (RB) 4.00%, 12/01/30 (c)	925		875,850
Port Authority of New York & New Jersey (RB) 5.00%, 12/01/23 (c)	500		507,645
Suffolk Tobacco Asset Securitization Corp., Series B-1 (RB) 4.00%, 06/01/31 (c)	1,000		991,736
Triborough Bridge and Tunnel Authority Sales Tax, Series A (RB) 4.00%, 11/15/32 (c)	840		840,005
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series D-2 (RB) 4.50%, 11/15/32 (c)	500		521,457
Triborough Bridge and Tunnel Authority, Series A (RB)
5.00%, 11/15/30 (c)	1,000		1,090,498
5.00%, 11/15/30 (c)	750		813,319
Triborough Bridge and Tunnel Authority, Series B (RB) 5.00%, 05/15/28 (c)	980		1,044,031
Triborough Bridge and Tunnel Authority, Series C (RB) 4.00%, 11/15/31 (c)	750		733,376
			58,411,612
North Carolina: 1.2%
Charlotte-Mecklenburg Hospital Authority, Atrium HealthCare, Series A (RB) 4.00%, 01/15/32 (c)	600		604,330
North Carolina Housing Finance Agency (RB) 4.88%, 07/01/31 (c)	500		525,355
North Carolina Medical Care Commission, Novant Health, Series A (RB) 3.12%, 11/01/29 (c)	220		177,770
North Carolina Turnpike Authority, Triangle Expressway System (RB)
5.00%, 01/01/30 (c)	750		781,849
5.00%, 01/01/30 (c)	500		525,599
University of North Carolina, Hospitals at Chapel Hill (RB) 5.00%, 02/01/45	800		949,059
			3,563,962
	Par (000’s	)	Value
Ohio: 1.5%
American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/26 (c)	$220		$226,854
City of Chillicothe, Hospital Facilities, Adena Health System (RB) 4.00%, 12/01/27 (c)	440		401,205
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
4.00%, 02/01/28 (c)	510		492,521
5.00%, 11/01/24 (c)	600		613,828
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB) 5.00%, 02/15/27 (c)	1,000		972,989
Hamilton County, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	250		234,745
Ohio Water Development Authority, Fresh Water (RB) 5.00%, 12/01/29 (c)	500		554,152
State of Ohio, Cleveland Clinic System, Series B (RB) (BAM) 4.00%, 01/01/29 (c)	335		339,263
State of Ohio, Water Pollution Control, Series A (RB) 5.00%, 12/01/31 (c)	500		561,034
			4,396,591
Oklahoma: 0.4%
Edmond Public Works Authority, Sales Tax and Utility System (RB) 4.00%, 07/01/27 (c)	250		250,672
Oklahoma Turnpike Authority, Series A (RB)
4.00%, 01/01/26 (c)	350		346,792
4.00%, 01/01/27 (c)	700		691,887
			1,289,351
Oregon: 0.9%
Multnomah County School District No. 1J, Series B (GO) (SBG)
2.00%, 06/15/30 (c)	550		382,616
3.25%, 06/15/27 (c)	295		265,249
Oregon Health and Science University, Series A (RB) 4.00%, 01/01/32 (c)	1,000		1,003,276
Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.00%, 09/01/29 (c)	935		809,688
			2,460,829
Pennsylvania: 4.5%
Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB) 4.00%, 10/01/27 (c)	180		173,799

12

	Par (000’s	)	Value
Pennsylvania (continued)
4.00%, 09/01/30 (c)	$645		$617,102
Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB) (SBG) 4.00%, 09/01/30 (c)	210		208,701
City of Philadelphia, Pennsylvania Water & Wastewater, Series A (RB)
5.00%, 10/01/27 (c)	500		524,282
5.00%, 10/01/27 (c)	500		526,798
Commonwealth of Pennsylvania, Series A (CP) (FHA) 4.00%, 01/30/28 (c)	1,170		1,148,524
DuBois Hospital Authority, Penn Highlands Healthcare (RB) 5.00%, 01/15/28 (c)	280		289,999
Geisinger Authority, Health System, Series A (RB) 5.00%, 04/01/30 (c)	1,000		1,035,339
Lancaster County Hospital Authority, Penn State Health (RB) 5.00%, 11/01/29 (c)	1,000		1,041,547
Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/24 (c)	145		142,760
Pennsylvania Housing Finance Agency, Single Family Mortgage (RB)
2.28%, 10/01/30 (c)	500		370,875
3.20%, 10/01/25 (c)	265		229,153
3.20%, 10/01/25 (c)	140		123,201
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series B (RB) 3.65%, 04/01/27 (c)	260		242,161
Pennsylvania Turnpike Commission, Motor License (RB) 5.00%, 12/01/27 (c)	155		164,341
Pennsylvania Turnpike Commission, Oil Franchise Tax, Series A (RB) (AGM) 5.00%, 12/01/28 (c)	290		308,376
Pennsylvania Turnpike Commission, Oil Franchise Tax, Series B (RB) 4.00%, 12/01/31 (c)	550		526,530
Pennsylvania Turnpike Commission, Series A (RB) 5.00%, 12/01/29 (c)	220		234,510
Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/27 (c)	900		949,404
	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Series B (RB) 5.00%, 12/01/30 (c)	$800		$865,650
Pennsylvania Turnpike Commission, Series B-1 (RB) 5.25%, 06/01/27 (c)	700		734,836
Pennsylvania Turnpike Commission, Turnpike Subordinate Bonds, Series B (RB) 4.00%, 12/01/31 (c)	1,000		979,120
Philadelphia Gas Works Co. (RB) 5.00%, 08/01/27 (c)	805		836,626
Upper Merion Area School District, Series A (GO) (SAW) 4.00%, 01/15/29 (c)	500		505,851
			12,779,485
South Carolina: 0.9%
South Carolina Public Service Authority, Series A (RB) 4.00%, 06/01/32 (c)	500		468,415
Spartanburg County, School District No. 4, Series A (GO) 5.25%, 03/01/32 (c)	1,000		1,131,678
University of South Carolina, Campus Village Project, Series A (RB) 5.00%, 05/01/31 (c)	820		906,275
			2,506,368
South Dakota: 0.3%
South Dakota Health and Educational Facilities Authority (RB) 5.00%, 09/01/27 (c)	750		769,496
Tennessee: 1.0%
City of Memphis (GO) 4.00%, 05/01/28 (c)	665		664,114
Sullivan County (GO) 4.00%, 05/01/26 (c)	230		229,694
Tennessee Housing Development Agency, Residential Finance Program (RB)
2.95%, 01/01/29 (c)	335		311,051
3.60%, 01/01/27 (c)	225		220,566
Tennessee Housing Development Agency, Series B (RB) 3.45%, 01/01/27 (c)	185		179,693
Tennessee State School Bond Authority, Higher Education Facilities, Series A (RB) 5.00%, 11/01/27 (c)	1,040		1,122,544
			2,727,662
Texas: 10.2%
Alvin Independent School District (GO) 3.38%, 02/15/28 (c)	350		335,731

13

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
Arlington Higher Education Finance Corp. (RB)
3.00%, 02/15/31 (c)	$1,000		$816,610
4.00%, 08/15/29 (c)	675		675,740
Austin Independent School District (GO) 4.00%, 02/01/33 (c)	1,000		1,003,419
Board of Regents of the University of Texas System, Series A (RB) 3.00%, 08/15/31 (c)	525		461,009
Board of Regents of the University of Texas System, Series E (RB) 4.00%, 08/15/27 (c)	650		659,146
Central Texas Regional Mobility Authority, Senior Lien, Series E (RB) 5.00%, 01/01/30 (c)	750		809,035
City of Arlington, Senior Lien Special Tax, Series A (ST) (AGM) 4.00%, 02/15/28 (c)	165		163,997
City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	280		295,903
City of Austin, Texas Electricity Utility System, Series A (RB)
5.00%, 11/15/29 (c)	1,375		1,485,338
5.00%, 11/15/30 (c)	500		548,604
City of Corpus Christi, Utility System, Series A (RB) (SBG) 4.00%, 07/15/30 (c)	295		295,825
City of Denton (GO) 4.00%, 02/15/27 (c)	120		120,817
City of El Paso (GO) 4.00%, 08/15/29 (c)	950		948,771
City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/28 (c)	220		238,535
City of Lubbock, Texas Electric Light & Power System (RB) 4.00%, 04/15/30 (c)	650		634,901
City of San Antonio, Texas Electric & Gas Systems (RB) 5.00%, 02/01/32 (c)	500		554,193
City of San Antonio, Texas Electric & Gas Systems, Series A (RB) 5.00%, 02/01/31 (c)	1,000		1,095,930
County of Bexar, Political Subdivision, Limited Tax (GO) 4.00%, 06/15/26 (c)	220		221,458
Cypress-Fairbanks Independent School District, Series A (GO) 2.25%, 02/15/31 (c)	600		447,375
	Par (000’s	)	Value
Texas (continued)
Dallas Independent School District (GO) 4.00%, 02/15/32 (c)	$1,000		$996,642
El Paso Independent School District (GO) 4.00%, 08/15/29 (c)	1,000		1,005,962
Grand Parkway Transportation Corp. System, First Tier Toll, Series C (RB) 4.00%, 04/01/30 (c)	770		752,396
Grand Parkway Transportation Corp. System, Subordinate Tier Toll, Series A (RB) 5.00%, 04/01/28 (c)	640		680,052
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital (RB) 4.00%, 06/01/25 (c)	590		577,955
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 3.00%, 10/01/31 (c)	1,145		1,022,999
Harris County, Flood Control District, Series A (GO) 4.00%, 10/01/29 (c)	500		504,094
Harris County, Humble Independent School District (GO) 5.00%, 02/15/32 (c)	1,000		1,126,393
Lamar Consolidated Independent School District (GO) 3.00%, 02/15/31 (c)	290		231,720
Leander Independent School District, Series A (GO)
0.00%, 08/16/26 (c) ^	900		403,039
0.00%, 08/16/26 (c) ^	95		38,642
New Hope Cultural Education Facilities Finance Corp. Hospital, Children’s Healthcare, Series A (RB) 4.00%, 08/15/27 (c)	555		557,812
North Fort Bend Water Authority, Series A (RB) 4.00%, 12/15/29 (c)	250		250,691
North Texas Tollway Authority System, Second Tier (RB) 4.25%, 01/01/28 (c)	1,000		996,929
Northwest Independent School District (GO) 4.00%, 02/15/31 (c)	1,000		1,010,715
San Jacinto College District, Series A (GO) 5.00%, 02/15/29 (c)	900		985,155

14

	Par (000’s	)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B (RB) 5.00%, 01/01/29 (c)	$250		$260,854
Texas Water Development Board (RB) 4.00%, 10/15/30 (c)	500		501,004
Texas Water Development Board, Series A (RB)
4.00%, 10/15/29 (c)	990		986,210
4.00%, 04/15/28 (c)	325		324,066
5.00%, 04/15/28 (c)	840		908,404
Texas Water Development Board, Series B (RB)
4.00%, 10/15/28 (c)	1,000		1,005,353
5.00%, 10/15/28 (c)	225		242,381
Tomball Independent School District (GO) 4.00%, 02/15/30 (c)	1,000		1,011,078
West Harris County Regional Water Authority (RB) 3.00%, 12/15/29 (c)	250		182,754
West Travis County Public Utility Agency (RB) (BAM) 4.00%, 08/15/27 (c)	230		231,306
Ysleta Independent School District (GO) 5.00%, 02/15/32 (c)	500		555,238
			29,162,181
Utah: 0.7%
Salt Lake City, International Airport, Series B (RB) 5.00%, 07/01/28 (c)	360		384,882
University of Utah, Board of Higher Education (RB) 5.00%, 08/01/31 (c)	800		895,760
Utah County, IHC Health Services, Inc., Series A (RB) 5.00%, 05/15/30 (c)	250		270,110
Utah County, IHC Health Services, Inc., Series B (RB)
3.00%, 05/15/26 (c)	210		174,809
4.00%, 05/15/24 (c)	350		350,349
			2,075,910
Virginia: 1.8%
Fairfax County Industrial Development Authority, Inova Health System Project, Series B (RB) 4.00%, 05/15/28 (c)	250		245,768
Hampton Roads Transportation Accountability Commission, Hampton Roads Transportation, Series A (RB)
4.00%, 07/01/30 (c)	665		682,946
4.00%, 07/01/32 (c)	600		590,408
5.00%, 07/01/30 (c)	625		690,972
5.00%, 07/01/30 (c)	500		549,297
	Par (000’s	)	Value
Virginia (continued)
Norfolk Economic Development Authority, Series B (RB) 4.00%, 11/01/28 (c)	$250		$250,269
Rector and Visitors of Virginia University, Series A (RB) 4.00%, 04/01/25 (c)	500		501,947
University of Virginia, Series A (RB) 5.00%, 04/01/27 (c)	1,000		1,079,157
Virginia Small Business Financing Authority, National senior Campuses, Inc., Series A (RB) 4.00%, 07/01/27 (c)	500		462,175
			5,052,939
Washington: 2.2%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series S-1 (RB) 4.00%, 11/01/31 (c)	1,000		986,606
City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 01/01/28 (c)	450		450,176
Energy Northwest, Columbia Generating Station Electric, Series A (RB)
4.00%, 07/01/31 (c)	1,000		1,010,587
5.00%, 07/01/31 (c)	600		679,689
5.00%, 07/01/31 (c)	455		516,174
King County Public Hospital District No. 1, Valley Medical Center (GO) (SAW) 5.00%, 12/01/28 (c)	150		158,255
King County Public Hospital District No. 2, Evergreen Health, Series A (GO) 4.00%, 12/01/29 (c)	650		647,280
State of Washington, Convention Center Public Facilities District (RB) 4.00%, 07/01/28 (c)	125		105,447
State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/28 (c)	800		865,855
State of Washington, Various Purpose, Series D (GO) 5.00%, 02/01/27 (c)	735		789,569
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 4.00%, 08/15/27 (c)	205		189,900
			6,399,538
West Virginia: 0.3%
State of West Virginia, Series B (GO)
4.00%, 06/01/28 (c)	150		151,004
5.00%, 06/01/28 (c)	100		109,128

15

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
West Virginia (continued)
West Virginia Parkways Authority, Turnpike Toll (RB) 5.00%, 06/01/31 (c)	$620		$680,284
			940,416
Wisconsin: 1.3%
Public Finance Authority Health Care Facilities, Series A (RB) 3.00%, 01/01/30 (c)	250		189,247
Public Finance Authority, KU Campus Development Corp. (RB) 5.00%, 03/01/26 (c)	800		835,429
Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 4.25%, 06/01/25 (c)	500		500,663
Village of Mount Pleasant, Series A (TA) 5.00%, 04/01/28 (c)	250		262,046
Wisconsin Center District, Series D (RB) (AGM) 0.00%, 12/15/30 (c) ^	250		86,815
	Par (000’s	)	Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Children’s Hospital, Inc. (RB) 4.00%, 08/15/27 (c)	$500		$497,211
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 5.00%, 02/15/26 (c)	1,000		1,012,373
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series C (RB)
4.00%, 02/15/27 (c)	105		98,756
4.00%, 02/15/27 (c)	115		105,227
			3,587,767
Wyoming: 0.3%
Wyoming Community Development Authority (RB) 4.40%, 06/01/32 (c)	1,000		1,011,880
Total Municipal Bonds: 98.2% (Cost: $298,034,660)			279,821,784
Other assets less liabilities: 1.8%			5,233,070
NET ASSETS: 100.0%			$285,054,854

Definitions:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
16

Summary of Investments by Sector	% of Investments	Value
Hospitals	16.0%	$44,685,277
Tax	14.5	40,485,198
Local GO	13.8	38,482,949
Water & Sewer	10.2	28,456,911
Education	7.8	21,733,788
Toll & Turnpike	7.5	20,874,733
State GO	5.7	16,058,191
Transportation	4.9	13,809,994
Power	3.7	10,289,214
Leasing COPS & Appropriations	3.6	10,206,297
Airport	3.3	9,243,754
Single Family Housing	2.6	7,393,671
Utilities - Other	2.0	5,648,778
Tobacco	1.1	2,954,885
Misc	1.0	2,944,674
Multi-Family Housing	1.0	2,932,505
Industrial Development Revenue	0.7	1,991,670
Health	0.4	1,068,261
Pollution Control	0.2	561,034
	100.0%	$279,821,784
17